ACQUISITION OF SUBSIDIARIES (Details) (USD $)	6 Months Ended			0 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jan. 10, 2013 Scandic [Member]	Jun. 30, 2013 Scandic [Member]	Mar. 31, 2013 Orion [Member]	Jun. 30, 2013 Orion [Member]	Jan. 02, 2013 Orion [Member]
Business Acquisition [Line Items]
Effective Date of Acquisition					Jan. 10, 2013		Jan. 02, 2013
Number of shares transferred in acquisition (in shares)				1,910,117
Share price of stock transferred (in dollars per share)				$ 9.50
Percentage of acquisition (in hundredths)					100.00%			50.00%
Lock-up period	1 year				1 year
ASSETS [Abstract]
Cash and cash equivalents				$ 400,000
Assets held for sale				6,600,000
Other current assets				2,400,000
Furniture, fixture and equipment				1,000,000
Other non-current assets				200,000
Total assets acquired				10,600,000				1,800,000
LIABILITIES [Abstract]
Accounts payable				200,000
Tax payable				200,000
Other current liabilities				900,000
Total liabilities assumed				1,300,000				1,300,000
Net assets acquired				9,300,000
Cash consideration					8,000,000	300,000
Common shares issued					18,100,000
Payable to seller					7,200,000
Total consideration					33,300,000
Difference				24,000,000
Settlement loss	5,000,000	0			5,000,000
Goodwill	$ 18,979,000		$ 0	$ 18,979,000